UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Balanced Fund
Class A / CBLAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.92%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.93	10.36	8.34
Class A (including sales charges)	13.04	9.06	7.70
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Advisor Class / CBDRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 74	0.67%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	20.23	10.64	8.60
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a
p
ercentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Class C / CBLCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 182	1.67%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.03	9.54	7.53
Class C (including sales charges)	18.03	9.54	7.53
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentag
e o
f Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional Class / CBALX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.67%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.25	10.64	8.61
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fu
nd
Statistics
Fund net a ss ets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TB A ) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of F
und net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional 2 Class / CLREX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 70	0.64%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.27	10.68	8.67
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statist
ic
s
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announc ed (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top H
o
ldi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia
and
Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Institutional 3 Class / CBDYX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 65	0.59%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.35	10.74	8.72
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period exc lu ding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriv at
ives are
ex
cluded from the tables unless otherwise noted. The Fund's portfolio composition is subje ct
to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund
Class R / CBLRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 128	1.17%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.63	10.09	8.07
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund S
t
atistics
Fund net assets	$ 9,661,958,562
Total number of portfoli o h oldings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented
a
s a percentage
of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Balanced Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Balanced Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	2,035,339	2,053,462
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	6,992,468	7,016,714
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	1,062,420	1,064,769
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	3,385,796	3,422,277
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	782,694	784,438
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	12,241,522	12,320,603
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	23,303,820
Series 2023-X1 Class A
11/15/2028	7.110%	2,081,008	2,088,132
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	26,022,401
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,297,905
Series 2024-X1 Class A
05/15/2029	6.270%	13,374,190	13,410,208
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,042,818
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.301%	8,450,000	8,465,531
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,785,330
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	730,905	730,156
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,092,004
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.197%	12,575,000	12,590,379
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.694%	5,925,000	5,926,724
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	2,352,968	2,150,470
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.013%	3,450,000	3,452,739
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	973,848	968,613
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	6.348%	8,500,000	8,499,796
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.194%	15,750,000	15,758,788
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.544%	1,566,661	1,567,080
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.840%	22,000,000	22,021,450
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.544%	6,725,000	6,711,584
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.649%	834,082	834,077
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.849%	708,970	708,965
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.684%	7,453,137	7,461,447
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.317%	1,925,000	1,925,962
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.944%	2,000,000	2,003,484
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,606,752
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	4,693,438	4,560,174
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	24,166,547	24,652,046
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	20,800,485	20,285,546
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.583%	6,859,105	6,866,595
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	341,158	341,022
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	4,896,119	4,837,275
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	5,208,689	5,222,520
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	425,000	428,572
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	4,072,192	3,997,972
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	27,330,000	26,224,537
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	711,298	708,973
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	24,050,000	23,747,307
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,896,429
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.782%	17,000,000	17,063,376
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.644%	9,175,000	9,182,735
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	6,404,000	6,350,799
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	557,898	551,250
Series 2019-AA Class A
07/25/2033	2.340%	1,414,923	1,370,594
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	496,259	495,815
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.691%	2,983,840	2,989,190
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.101%	16,325,000	16,330,436
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.451%	9,642,025	9,646,267
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	4,602,629	4,617,859
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,622,763
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	8,976,931	9,158,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.684%	16,150,000	16,166,780
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.731%	4,025,000	4,033,070
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,741,724
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	2,062,209	2,064,437
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	6,000,532	6,053,466
Series 2024-6 Class A
11/15/2031	6.093%	5,328,735	5,363,276
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	1,007,104	1,005,078
Series 2024-7 Class A
12/15/2031	6.117%	26,575,000	26,730,605
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	16,280,000	16,475,537
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	493,989	493,073
Series 2022-2 Class A
01/15/2030	4.970%	174,653	174,470
Series 2023-1 Class A
07/15/2030	7.556%	2,961,557	2,969,472
Series 2023-5 Class A
04/15/2031	7.179%	2,859,546	2,864,238
Series 2023-8 Class A
06/16/2031	7.299%	1,066,725	1,085,356
Series 2024-1 Class A
07/15/2031	6.660%	2,221,129	2,249,849
Series 2024-2 Class A
08/15/2031	6.319%	2,286,960	2,311,514
Series 2024-3 Class A
10/15/2031	6.258%	18,959,475	19,131,325
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	4,272,491
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.410%	4,554,457	4,577,851
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.313%	10,000,000	10,008,240
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,949,000	6,007,520
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,175,776
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	1,746,950	1,752,858
Series 2024-1A Class A
08/15/2029	6.120%	3,260,413	3,266,593
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	7.040%	12,200,000	12,204,160
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month Term SOFR + 1.812% 04/15/2030	7.113%	3,000,000	3,004,980
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,403,907	2,334,530
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,721,817	2,751,561
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,237,779
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,010,915
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	25,000,000	25,404,565
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,172,350
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	1,331,693	1,339,937
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	5,838,494	5,846,432
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	2,218,119	2,197,957
Series 2021-ST2 Class A
04/20/2027	2.500%	214,592	210,862
Series 2021-ST9 Class A
11/20/2029	1.700%	162,289	161,223
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	1,648,061	1,633,358
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	637,839	636,483
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	7,687,291	7,621,105
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,173,438
Total Asset-Backed Securities — Non-Agency (Cost $691,717,342)			695,154,140

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,724,797
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.622% Floor 1.575% 05/15/2035	6.959%	16,800,000	16,690,886
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.951%	3,558,358	3,530,763
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,368,054
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.876%	14,823,000	14,774,842
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.749%	14,175,000	13,794,106
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,072,034
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	2,925,000	2,847,535
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,724,757
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,087,327
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	17,890,769
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	6,825,000	6,718,095
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,582,822
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.551%	5,425,000	5,239,366
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	5,901,377
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,939,095	38,447,296
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,421,844
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,792,939
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.651%	6,950,000	6,430,223
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.201%	2,600,000	2,236,441
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,585,000	9,084,883
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,174,168
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.887%	21,925,000	21,557,848
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	7.287%	12,100,000	12,145,863
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,909,884
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,160,800
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,344,102	6,269,667
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $265,640,663)			253,579,386

Common Stocks 58.6%
Issuer	Shares	Value ($)
Communication Services 6.1%
Entertainment 1.0%
Take-Two Interactive Software, Inc.(d)	586,468	94,837,740
Interactive Media & Services 4.3%
Alphabet, Inc., Class A	721,411	117,864,129
Alphabet, Inc., Class C	656,485	108,392,238
Meta Platforms, Inc., Class A	311,964	162,629,953
Pinterest, Inc., Class A(d)	1,010,928	32,390,133
Total		421,276,453
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	387,098	76,924,115
Total Communication Services		593,038,308
Consumer Discretionary 4.2%
Automobiles 0.4%
Tesla, Inc.(d)	178,166	38,147,122
Broadline Retail 3.5%
Amazon.com, Inc.(d)	1,414,902	252,560,007
eBay, Inc.	1,454,750	85,975,725
Total		338,535,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	820,583	33,619,286
Total Consumer Discretionary		410,302,140
Consumer Staples 3.7%
Consumer Staples Distribution & Retail 1.6%
Sysco Corp.	1,044,315	81,425,240
Walmart, Inc.	893,920	69,037,442
Total		150,462,682
Food Products 0.7%
Mondelez International, Inc., Class A	916,317	65,800,724
Household Products 0.9%
Procter & Gamble Co. (The)	531,910	91,243,841
Personal Care Products 0.5%
Coty, Inc., Class A(d)	3,479,853	32,641,021
Estee Lauder Companies, Inc. (The), Class A	154,147	14,129,114
Total		46,770,135
Total Consumer Staples		354,277,382
Energy 2.1%
Energy Equipment & Services 0.1%
Halliburton Co.	280,945	8,734,580
Oil, Gas & Consumable Fuels 2.0%
Canadian Natural Resources Ltd.	1,322,825	47,899,494
Chevron Corp.	613,400	90,752,530
EOG Resources, Inc.	420,460	54,163,657
Total		192,815,681
Total Energy		201,550,261
Financials 7.7%
Banks 2.2%
Bank of America Corp.	1,357,602	55,322,281
JPMorgan Chase & Co.	492,177	110,641,390
Wells Fargo & Co.	834,888	48,815,901
Total		214,779,572
Capital Markets 2.0%
BlackRock, Inc.	101,670	91,687,023
Charles Schwab Corp. (The)	716,624	46,652,222
S&P Global, Inc.	95,973	49,257,183
Total		187,596,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.3%
American Express Co.	117,429	30,373,011
Financial Services 2.5%
Berkshire Hathaway, Inc., Class B(d)	35,212	16,758,095
Block, Inc., Class A(d)	786,914	51,999,277
MasterCard, Inc., Class A	166,362	80,409,409
Visa, Inc., Class A	329,531	91,072,483
Total		240,239,264
Insurance 0.7%
Aon PLC, Class A	203,166	69,832,217
Total Financials		742,820,492
Health Care 8.4%
Biotechnology 2.4%
AbbVie, Inc.	515,709	101,238,834
Biogen, Inc.(d)	236,499	48,425,535
BioMarin Pharmaceutical, Inc.(d)	438,047	39,954,267
Vertex Pharmaceuticals, Inc.(d)	76,191	37,782,355
Total		227,400,991
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	480,451	54,420,684
Becton Dickinson & Co.	183,097	44,384,544
Boston Scientific Corp.(d)	699,172	57,185,278
Total		155,990,506
Health Care Providers & Services 1.1%
Elevance Health, Inc.	192,516	107,210,235
Life Sciences Tools & Services 1.7%
Illumina, Inc.(d)	283,905	37,305,117
IQVIA Holdings, Inc.(d)	163,364	41,094,214
Thermo Fisher Scientific, Inc.	141,071	86,768,540
Total		165,167,871
Pharmaceuticals 1.6%
Eli Lilly & Co.	100,421	96,406,169
Pfizer, Inc.	2,101,232	60,956,740
Total		157,362,909
Total Health Care		813,132,512
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.6%
Aerospace & Defense 1.7%
Boeing Co. (The)(d)	81,721	14,198,206
General Electric Co.	147,400	25,738,988
L3Harris Technologies, Inc.	130,961	30,994,540
RTX Corp.	765,014	94,356,827
Total		165,288,561
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	304,570	39,152,474
Electrical Equipment 0.1%
GE Vernova, Inc.(d)	40,949	8,230,749
Ground Transportation 1.2%
Uber Technologies, Inc.(d)	770,265	56,329,479
Union Pacific Corp.	220,354	56,430,456
Total		112,759,935
Industrial Conglomerates 0.9%
Honeywell International, Inc.	416,765	86,649,611
Machinery 0.2%
Parker-Hannifin Corp.	26,835	16,106,367
Passenger Airlines 0.1%
United Airlines Holdings, Inc.(d)	347,655	15,310,726
Total Industrials		443,498,423
Information Technology 18.1%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	344,524	52,918,886
IT Services 1.0%
Accenture PLC, Class A	119,601	40,897,562
International Business Machines Corp.	259,504	52,453,544
Total		93,351,106
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.(d)	227,048	33,730,251
Entegris, Inc.	258,670	29,972,093
Lam Research Corp.	74,719	61,345,046
Marvell Technology, Inc.	393,113	29,970,935
NVIDIA Corp.	3,201,989	382,221,427
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(d)	739,970	57,621,464
QUALCOMM, Inc.	146,591	25,697,402
Total		620,558,618
Software 6.1%
Adobe, Inc.(d)	53,809	30,908,428
Autodesk, Inc.(d)	229,604	59,329,674
Intuit, Inc.	98,742	62,233,133
Microsoft Corp.	946,693	394,903,518
Palo Alto Networks, Inc.(d)	123,231	44,698,348
Total		592,073,101
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	1,712,613	392,188,377
Total Information Technology		1,751,090,088
Materials 1.8%
Chemicals 0.7%
Sherwin-Williams Co. (The)	170,831	63,099,847
Containers & Packaging 0.2%
Avery Dennison Corp.	79,152	17,559,871
Metals & Mining 0.9%
Newmont Corp.	1,676,293	89,497,283
Total Materials		170,157,001
Real Estate 0.8%
Specialized REITs 0.8%
American Tower Corp.	350,676	78,572,465
Total Real Estate		78,572,465
Utilities 1.1%
Multi-Utilities 1.1%
DTE Energy Co.	404,695	50,594,969
Public Service Enterprise Group, Inc.	680,543	54,953,847
Total		105,548,816
Total Utilities		105,548,816
Total Common Stocks (Cost $2,917,906,985)		5,663,987,888

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,399,806
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	11,208,555
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	58,810
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,421,703
07/31/2033	5.400%	2,500,000	2,579,598
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	3,043,727
Northrop Grumman Corp.
06/01/2034	4.900%	9,903,000	10,000,411
Raytheon Technologies Corp.
03/15/2027	3.500%	10,133,000	9,909,332
03/15/2032	2.375%	9,518,000	8,124,778
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	173,665
11/15/2030	9.750%	66,000	73,884
TransDigm, Inc.
11/15/2027	5.500%	168,000	166,954
TransDigm, Inc.(a)
08/15/2028	6.750%	250,000	257,047
03/01/2029	6.375%	373,000	384,202
12/15/2030	6.875%	254,000	265,444
03/01/2032	6.625%	395,000	411,478
Total			71,479,394
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	176,697
American Airlines, Inc.(a)
05/15/2029	8.500%	165,000	171,493
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	285,352	283,797
04/20/2029	5.750%	265,298	260,289
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	135,705	138,041
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	239,312
04/15/2029	4.625%	108,000	102,842
Total			1,372,471
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	134,000	124,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	90,000	83,622
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	259,099
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	251,936
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	93,097
05/15/2027	8.500%	323,000	325,700
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	164,000	170,558
Total			1,308,566
Banking 2.0%
Bank of America Corp.(f)
02/04/2033	2.972%	44,770,000	39,484,066
Citigroup, Inc.(f)
01/25/2033	3.057%	14,250,000	12,535,769
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	27,800,000	24,164,912
HSBC Holdings PLC(f)
05/24/2032	2.804%	9,500,000	8,247,207
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	37,500,000	38,187,056
10/23/2034	6.254%	5,260,000	5,758,990
Morgan Stanley(f)
07/19/2035	5.320%	16,775,000	17,132,742
Subordinated
09/16/2036	2.484%	10,000,000	8,248,685
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	3,127,438
US Bancorp(f)
06/12/2034	5.836%	3,325,000	3,492,933
Wells Fargo & Co.(f)
04/24/2034	5.389%	30,000,000	30,720,726
Total			191,100,524
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	172,000	167,495
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	236,716
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	273,000	294,788
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	356,000	337,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hightower Holding LLC(a)
04/15/2029	6.750%	267,000	254,317
01/31/2030	9.125%	256,000	264,538
Total			1,555,169
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	184,000	170,315
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	136,000	133,346
05/15/2029	4.125%	92,000	85,979
08/01/2030	6.500%	115,000	118,100
Interface, Inc.(a)
12/01/2028	5.500%	145,000	142,023
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	231,611
Masterbrand, Inc.(a)
07/15/2032	7.000%	46,000	47,436
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	75,000	77,276
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	60,171
01/15/2028	4.750%	160,000	155,889
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	33,000	32,666
01/15/2031	7.250%	188,000	198,838
White Cap Buyer LLC(a)
10/15/2028	6.875%	434,000	429,829
Total			1,883,479
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	349,325
02/01/2028	5.000%	151,000	145,257
03/01/2030	4.750%	596,000	544,042
08/15/2030	4.500%	682,000	608,316
02/01/2032	4.750%	195,000	169,943
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	167,000	142,643
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	5,594,000	3,462,059
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,494,198
CSC Holdings LLC(a)
02/01/2028	5.375%	103,000	78,988
02/01/2029	6.500%	240,000	181,025
01/15/2030	5.750%	195,000	77,012
12/01/2030	4.125%	90,000	59,149
02/15/2031	3.375%	233,000	150,419
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2028	5.750%	177,000	135,756
DISH Network Corp.(a)
11/15/2027	11.750%	317,000	322,161
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	195,282
07/01/2029	5.500%	174,000	169,399
09/01/2031	3.875%	127,000	109,015
Time Warner Cable LLC
05/01/2037	6.550%	16,960,000	16,762,698
Virgin Media Finance PLC(a)
07/15/2030	5.000%	247,000	214,140
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	206,000	195,534
08/15/2030	4.500%	192,000	169,463
VZ Secured Financing BV(a)
01/15/2032	5.000%	329,000	298,269
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	217,374
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	116,000	115,762
Ziggo BV(a)
01/15/2030	4.875%	219,000	203,857
Total			28,571,086
Chemicals 0.0%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	75,000	69,743
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	212,232
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	109,000	111,018
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	299,040
HB Fuller Co.
10/15/2028	4.250%	181,000	172,515
Herens Holdco Sarl(a)
05/15/2028	4.750%	163,000	141,879
INEOS Finance PLC(a)
04/15/2029	7.500%	287,000	296,956
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	156,828
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	163,000	175,601
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	113,000	104,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	123,282
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	255,022
11/15/2028	9.750%	281,000	299,786
10/01/2029	6.250%	253,000	237,887
06/15/2031	7.250%	218,000	224,309
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	105,768
08/15/2029	5.625%	405,000	375,505
03/01/2031	7.375%	81,000	84,218
Total			3,446,376
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,598,414
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	98,186
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	161,863
06/15/2029	6.625%	141,000	145,053
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	7,024,429
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	55,629
03/15/2031	7.750%	240,000	255,341
Total			12,338,915
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	257,637
12/01/2028	6.125%	402,000	341,207
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,105
02/15/2029	5.625%	191,000	190,418
Uber Technologies, Inc.(a)
01/15/2028	6.250%	247,000	249,335
Total			1,089,702
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	49,465
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	414,000	410,512
Newell Brands, Inc.
09/15/2027	6.375%	79,000	79,567
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	162,707
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	58,240
02/01/2032	4.375%	194,000	174,913
Total			935,404
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	142,999
01/01/2031	9.500%	47,000	51,038
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	392,000	401,929
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	122,668
Esab Corp.(a)
04/15/2029	6.250%	102,000	104,640
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	54,425
Madison IAQ LLC(a)
06/30/2028	4.125%	80,000	76,334
06/30/2029	5.875%	213,000	203,229
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	353,463
07/15/2032	6.500%	197,000	200,626
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	35,000	36,386
Vertical Holdco GmbH(a)
07/15/2028	7.625%	250,000	250,041
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	301,000	296,089
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	287,000	294,479
03/15/2029	6.375%	66,000	67,828
03/15/2032	6.625%	249,000	256,945
Total			2,913,119
Electric 0.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	253,000	245,836
02/15/2031	3.750%	352,000	319,133
01/15/2032	3.750%	102,000	90,507
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,211,392
Duke Energy Corp.
08/15/2052	5.000%	11,000,000	10,099,898
Edison International
11/15/2028	5.250%	6,300,000	6,411,041
Indiana Michigan Power Co.
03/15/2037	6.050%	3,375,000	3,641,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lightning Power LLC(a)
08/15/2032	7.250%	79,000	81,634
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	222,738
01/15/2029	7.250%	388,000	406,412
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	123,086
06/15/2029	5.250%	154,000	152,568
02/15/2031	3.625%	174,000	156,120
02/15/2032	3.875%	44,000	39,480
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,176,743
Pacific Gas and Electric Co.
01/15/2053	6.750%	9,361,000	10,249,691
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	362,000	342,487
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	85,883
07/31/2027	5.000%	249,000	246,464
10/15/2031	7.750%	369,000	393,144
04/15/2032	6.875%	124,000	128,974
Total			45,824,826
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	223,000	233,142
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	296,000	294,939
Total			528,081
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	250,000	258,256
Navient Corp.
06/25/2025	6.750%	82,000	82,274
03/15/2031	11.500%	169,000	189,862
OneMain Finance Corp.
01/15/2027	3.500%	118,000	111,805
01/15/2029	9.000%	149,000	158,166
03/15/2030	7.875%	199,000	208,210
05/15/2031	7.500%	173,000	178,552
11/15/2031	7.125%	71,000	71,707
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	247,000	238,824
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	192,000	175,340
10/15/2033	4.000%	587,000	518,463
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,852
04/15/2029	5.500%	106,000	103,542
Total			2,334,853
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2038	5.150%	21,031,000	20,109,239
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	4,173,000	4,200,558
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,643
Coca-Cola Co. (The)
05/13/2064	5.400%	1,635,000	1,689,669
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,780,070
05/01/2033	4.900%	6,770,000	6,756,860
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	251,000	253,480
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	132,422
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,489,982
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	197,113
Post Holdings, Inc.(a)
01/15/2028	5.625%	35,000	34,899
04/15/2030	4.625%	322,000	306,104
09/15/2031	4.500%	115,000	106,970
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	236,000	223,628
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	295,042
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	166,000	163,983
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	206,069
02/15/2029	4.750%	220,000	214,503
06/01/2030	4.625%	175,000	167,345
Total			44,407,579
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	92,446
Boyd Gaming Corp.(a)
06/15/2031	4.750%	105,000	98,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	463,000	437,796
02/15/2030	7.000%	317,000	328,673
02/15/2032	6.500%	336,000	345,536
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	109,263
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	189,173
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	161,000	164,508
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	161,000	169,706
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	182,000	173,959
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	348,000	344,657
Total			2,454,462
Health Care 0.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	231,106
04/15/2029	5.000%	161,000	157,033
Avantor Funding, Inc.(a)
07/15/2028	4.625%	122,000	118,941
11/01/2029	3.875%	332,000	310,021
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	211,675
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	223,570
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	154,543
03/15/2029	3.750%	122,000	114,431
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	268,000	259,809
04/15/2029	6.875%	182,000	155,954
05/15/2030	5.250%	343,000	307,427
01/15/2032	10.875%	104,000	112,651
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	132,000	138,432
CVS Health Corp.
03/25/2048	5.050%	17,395,000	15,418,941
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,500,000	11,873,119
HCA, Inc.
09/01/2030	3.500%	24,500,000	22,825,603
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	100,271
05/15/2030	6.500%	104,000	107,962
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	236,000	243,400
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	138,000	130,511
10/01/2029	5.250%	635,000	624,290
Select Medical Corp.(a)
08/15/2026	6.250%	374,000	376,222
Star Parent, Inc.(a)
10/01/2030	9.000%	355,000	381,033
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	220,000	231,294
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	332,752
11/01/2027	5.125%	237,000	235,073
10/01/2028	6.125%	205,000	205,819
01/15/2030	4.375%	81,000	77,505
06/15/2030	6.125%	104,000	105,856
05/15/2031	6.750%	225,000	233,428
Total			55,998,672
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	36,000,000	31,995,483
UnitedHealth Group, Inc.
04/15/2034	5.000%	22,000,000	22,355,793
07/15/2064	5.750%	3,561,000	3,736,627
Total			58,087,903
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,906
01/15/2028	5.750%	160,000	161,350
08/01/2030	5.125%	100,000	99,007
Total			331,263
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	319,000	340,091
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	73,936
11/01/2030	8.625%	65,000	70,790
07/01/2031	8.750%	137,000	148,039
CNX Resources Corp.(a)
01/15/2029	6.000%	176,000	176,738
01/15/2031	7.375%	48,000	50,174
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	404,000	404,005
Comstock Resources, Inc.(a)
03/01/2029	6.750%	155,000	152,527
01/15/2030	5.875%	64,000	60,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	127,000	128,849
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	298,000	299,777
02/01/2029	5.750%	103,000	102,345
04/15/2030	6.000%	131,000	130,608
04/15/2032	6.250%	121,000	120,824
11/01/2033	8.375%	86,000	94,174
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	132,397
04/15/2032	6.500%	241,000	244,751
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,088,079
10/01/2054	6.050%	2,600,000	2,642,338
Permian Resources Operating LLC(a)
01/15/2032	7.000%	320,000	335,365
02/01/2033	6.250%	107,000	109,714
SM Energy Co.
09/15/2026	6.750%	167,000	167,448
SM Energy Co.(a)
08/01/2029	6.750%	105,000	106,740
08/01/2032	7.000%	106,000	108,739
Southwestern Energy Co.
02/01/2032	4.750%	456,000	432,342
Total			8,721,339
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,775,072
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	226,000	216,802
Carnival Corp.(a)
03/01/2027	5.750%	160,000	160,507
08/01/2028	4.000%	215,000	204,740
05/01/2029	6.000%	262,000	263,206
08/15/2029	7.000%	90,000	94,656
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	195,831
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	269,000	272,320
Cinemark USA, Inc.(a)
07/15/2028	5.250%	191,000	187,707
08/01/2032	7.000%	61,000	63,320
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	289,153
05/15/2027	6.500%	97,000	98,701
10/15/2027	4.750%	109,000	106,294
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(a)
03/15/2026	5.875%	237,000	236,708
NCL Finance Ltd.(a)
03/15/2028	6.125%	110,000	111,165
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	171,950
04/01/2028	5.500%	70,000	70,490
01/15/2030	7.250%	183,000	193,560
03/15/2032	6.250%	84,000	86,654
02/01/2033	6.000%	81,000	82,995
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	199,065
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	323,000	334,925
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	209,000	215,443
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	149,644
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	194,676
07/15/2031	9.125%	208,000	228,113
Total			4,428,625
Lodging 0.0%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	299,000	302,501
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	208,499
09/15/2028	9.000%	97,000	103,146
06/01/2029	7.500%	244,000	205,905
04/01/2030	7.875%	219,000	228,842
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	302,000	295,070
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	33,756
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	69,000	43,334
01/15/2028	4.750%	31,000	17,906
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	41,000	42,343
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	138,000	137,082
01/15/2029	4.250%	125,000	118,208
03/15/2030	4.625%	138,000	129,551
02/15/2031	7.375%	56,000	59,453
Roblox Corp.(a)
05/01/2030	3.875%	393,000	361,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	91,000	92,012
05/01/2029	4.500%	97,000	85,132
06/30/2030	7.375%	131,000	125,693
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,515,000	1,150,157
03/15/2062	5.391%	22,240,000	16,747,314
Total			20,185,172
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	88,307
Allegheny Technologies, Inc.
10/01/2029	4.875%	89,000	86,194
10/01/2031	5.125%	133,000	127,747
Constellium SE(a)
06/15/2028	5.625%	300,000	297,163
04/15/2029	3.750%	373,000	345,599
08/15/2032	6.375%	81,000	82,221
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	365,790
04/01/2029	6.125%	274,000	276,565
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	178,404
06/01/2031	4.500%	111,000	99,813
Novelis Corp.(a)
11/15/2026	3.250%	177,000	170,379
01/30/2030	4.750%	223,000	213,511
08/15/2031	3.875%	170,000	152,567
Total			2,484,260
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	306,000	315,614
CNX Midstream Partners LP(a)
04/15/2030	4.750%	238,000	221,975
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	401,000	422,237
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	189,138
06/15/2031	4.375%	174,000	163,687
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,549,801
EQM Midstream Partners LP(a)
07/01/2025	6.000%	247,000	247,391
06/01/2027	7.500%	91,000	93,877
07/01/2027	6.500%	202,000	207,212
04/01/2029	6.375%	104,000	106,883
01/15/2031	4.750%	357,000	343,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	10,000,000	9,658,068
NuStar Logistics LP
06/01/2026	6.000%	220,000	221,860
04/28/2027	5.625%	151,000	151,436
10/01/2030	6.375%	150,000	156,866
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	17,775,000	19,310,491
Sunoco LP(a)
05/01/2032	7.250%	187,000	197,889
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	169,433
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	230,878
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	220,303
08/15/2031	4.125%	396,000	367,299
11/01/2033	3.875%	180,000	160,411
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	318,000	333,113
02/01/2029	9.500%	87,000	98,042
01/15/2030	7.000%	121,000	123,850
06/01/2031	8.375%	78,000	82,888
02/01/2032	9.875%	87,000	96,826
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,777,218
Williams Companies, Inc. (The)
09/15/2045	5.100%	4,000,000	3,723,490
Total			49,942,125
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,659,017
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	219,000	219,865
09/01/2032	6.625%	107,000	108,380
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	206,000	213,469
Nabors Industries, Inc.(a)
01/31/2030	9.125%	256,000	274,714
08/15/2031	8.875%	217,000	217,573
Noble Finance II LLC(a)
04/15/2030	8.000%	119,000	123,553
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	223,000	229,394
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	204,152
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	71,962
05/15/2031	8.500%	118,000	119,809
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	166,000	167,373
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	158,000	162,459
Total			2,112,703
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	219,337
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	79,434
Total			298,771
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	233,000	243,235
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	303,169
06/15/2029	4.750%	510,000	491,319
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	167,745
05/15/2029	4.875%	141,000	134,556
02/01/2030	7.000%	88,000	90,304
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	66,551
04/01/2032	6.500%	202,000	207,927
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	133,541
Service Properties Trust(a)
11/15/2031	8.625%	120,000	128,094
Total			1,966,441
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	287,000	287,241
09/01/2029	4.000%	491,000	423,182
Canpack SA/US LLC(a)
11/15/2029	3.875%	186,000	169,984
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	139,903
04/15/2030	8.750%	95,000	94,867
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	212,000	209,421
08/15/2027	8.500%	54,000	53,982
Total			1,378,580
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.8%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	40,800
AbbVie, Inc.
03/15/2029	4.800%	32,500,000	33,196,282
Amgen, Inc.
03/02/2053	5.650%	12,150,000	12,489,969
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	110,868
08/15/2027	5.750%	170,000	133,727
06/01/2028	4.875%	16,000	12,065
09/30/2028	11.000%	75,000	69,417
Gilead Sciences, Inc.
03/01/2026	3.650%	33,786,000	33,328,139
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	411,000	390,127
Organon Finance 1 LLC(a)
04/30/2028	4.125%	107,000	102,247
04/30/2031	5.125%	313,000	292,849
Total			80,166,490
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	170,000	163,930
10/15/2027	6.750%	319,000	318,394
04/15/2028	6.750%	340,000	346,509
11/01/2029	5.875%	197,000	191,976
01/15/2031	7.000%	322,000	333,411
AmWINS Group, Inc.(a)
02/15/2029	6.375%	216,000	221,394
AssuredPartners, Inc.(a)
01/15/2029	5.625%	317,000	302,917
02/15/2032	7.500%	218,000	223,108
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	273,000	259,824
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	262,481
01/31/2032	7.375%	99,000	102,705
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	541,783
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	288,000	300,021
USI, Inc.(a)
01/15/2032	7.500%	164,000	171,884
Total			3,740,337
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	251,000	256,792
Norfolk Southern Corp.
06/15/2026	2.900%	5,114,000	4,975,281
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	293,000	303,201
Total			5,535,274
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	181,000	173,051
10/15/2030	4.000%	225,000	206,114
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	196,000	175,503
IRB Holding Corp.(a)
06/15/2025	7.000%	287,000	287,273
Total			841,941
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	154,000	146,869
02/15/2032	5.000%	174,000	163,843
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	74,000	78,077
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	224,263
01/15/2030	6.375%	55,000	55,947
Hanesbrands, Inc.(a)
02/15/2031	9.000%	120,000	129,010
L Brands, Inc.
06/15/2029	7.500%	143,000	147,942
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	147,878
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	224,000	238,123
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	110,581
Lowe’s Companies, Inc.
09/15/2062	5.800%	12,000,000	12,218,212
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	251,548
02/15/2029	7.750%	304,000	299,423
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	254,000	216,815
Total			14,428,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	157,692
03/15/2029	3.500%	219,000	202,924
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	125,915
Kroger Co. (The)
09/15/2064	5.650%	1,794,000	1,755,331
Total			2,241,862
Technology 0.3%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	75,000	78,366
Block, Inc.(a)
05/15/2032	6.500%	320,000	332,124
Broadcom, Inc.(a)
11/15/2036	3.187%	14,000,000	11,587,883
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	115,899
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	119,000	123,034
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	100,000	100,508
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	152,487
07/01/2029	4.875%	366,000	352,455
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	600,000	603,910
06/30/2032	8.250%	374,000	391,719
CommScope Technologies LLC(a)
06/15/2025	6.000%	70,000	67,198
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	441,000	422,956
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	495,351
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	349,000	372,395
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	129,950
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	149,000	136,628
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	233,315
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	145,279
05/30/2029	9.500%	380,000	403,137
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	89,317
03/15/2028	5.250%	159,000	157,215
07/15/2028	5.000%	263,000	257,581
07/15/2030	5.250%	79,000	76,991
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	408,000	390,253
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	350,000	385,897
NCR Corp.(a)
10/01/2028	5.000%	414,000	408,445
04/15/2029	5.125%	272,000	267,011
10/01/2030	5.250%	18,000	17,524
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	484,000	483,317
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,887,775
Picard Midco, Inc.(a)
03/31/2029	6.500%	436,000	430,086
Seagate HDD
12/15/2029	8.250%	118,000	128,002
07/15/2031	8.500%	76,000	82,695
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	105,807
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	349,615
08/15/2032	6.750%	99,000	102,156
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	145,525
Synaptics, Inc.(a)
06/15/2029	4.000%	71,000	66,616
UKG, Inc.(a)
02/01/2031	6.875%	326,000	337,178
Zebra Technologies Corp.(a)
06/01/2032	6.500%	139,000	143,800
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	467,000	431,438
Total			29,988,838
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	200,000	198,913
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,972,011
Total			6,170,924
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	66,381
Altice France SA(a)
02/01/2027	8.125%	59,000	47,579
01/15/2028	5.500%	432,000	308,001
07/15/2029	5.125%	130,000	90,993
T-Mobile US, Inc.
01/15/2053	5.650%	8,500,000	8,718,503
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	213,000	186,978
Total			9,418,435
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	232,007
03/15/2031	8.625%	258,000	273,248
Iliad Holding SAS(a)
10/15/2028	7.000%	332,000	336,608
Total			841,863
Total Corporate Bonds & Notes (Cost $772,858,842)			787,590,945

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
International Mid Large Cap 1.7%
iShares Core MSCI EAFE ETF	2,163,578	167,006,586
Total Exchange-Traded Equity Funds (Cost $145,112,086)		167,006,586

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	75,938
05/15/2029	4.250%	102,000	93,141
02/15/2030	9.000%	593,000	637,570
Total			806,649
Total Foreign Government Obligations (Cost $761,606)			806,649

Residential Mortgage-Backed Securities - Agency 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029- 09/01/2043	3.500%	432,566	420,260
10/01/2031- 10/01/2039	6.000%	92,766	96,700
06/01/2032- 07/01/2032	7.000%	85,916	89,232
12/01/2036- 01/01/2039	5.500%	44,880	46,051
03/01/2038	6.500%	430	443
10/01/2038- 05/01/2041	5.000%	99,059	101,487
05/01/2039- 10/01/2040	4.500%	272,625	272,967
12/01/2051	2.500%	27,497,237	23,619,065
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	6.550%	3,903	4,038
Federal Home Loan Mortgage Corp.(h)
01/01/2038	6.000%	127,257	133,646
05/01/2038	5.500%	63,752	65,342
11/01/2039- 06/01/2041	4.500%	696,751	698,166
05/01/2041	5.000%	179,539	183,937
01/01/2043- 06/01/2046	3.500%	481,699	452,232
Federal National Mortgage Association(h)
12/01/2025- 03/01/2046	3.500%	3,249,037	3,096,786
07/01/2027- 02/01/2031	3.000%	810,119	786,725
10/01/2043- 02/01/2044	4.500%	460,248	456,689
08/01/2044	4.000%	118,846	114,655
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	119,212	117,565
01/01/2029- 06/01/2044	4.000%	308,682	302,569
06/01/2031	7.000%	29,532	30,645
07/01/2032- 03/01/2037	6.500%	106,118	109,640
06/01/2037- 02/01/2038	5.500%	47,399	48,643
05/01/2040- 06/01/2044	4.500%	684,335	682,634
08/01/2043	3.000%	88,659	81,276
Federal National Mortgage Association(c)
Series 2006-M2 Class A2A
10/25/2032	5.271%	112,318	112,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(i)
09/19/2039- 09/16/2054	3.000%	249,550,000	222,462,592
09/19/2039- 09/16/2054	3.500%	165,550,000	154,057,974
09/16/2054	2.000%	51,775,000	42,361,596
09/16/2054	2.500%	124,975,000	106,563,259
09/16/2054	4.000%	237,450,000	225,307,365
09/16/2054	4.500%	126,175,000	122,735,699
09/16/2054	5.000%	127,450,000	126,532,626
09/16/2054	5.500%	45,000,000	45,305,556
09/16/2054	6.000%	100,225,000	102,064,746
Total Residential Mortgage-Backed Securities - Agency (Cost $1,179,211,947)			1,179,515,025

Residential Mortgage-Backed Securities - Non-Agency 8.2%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	4,810,388	4,741,282
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	30,455,292	30,895,206
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	11,883,694	10,577,886
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	636,451	579,879
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,164,140
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	2,103,495	1,961,816
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	24,149,091	23,896,095
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	714,281	684,785
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	2,403,009	2,324,352
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	5,484,188	5,034,561
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	2,221,580	2,045,019
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	1,135,662	1,068,662
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	5,591,270	5,567,969
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,438,230
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,514,974	4,584,474
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	8,978,788	9,112,584
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	11,955,764	12,132,529
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	11,421,013	10,648,715
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	4,587,161	4,577,163
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,423,279	2,400,515
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,448,383	2,443,252
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,869,201	1,632,511
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,257,423
CMO Series 2022-1 Class A1
12/27/2066	2.284%	12,210,933	11,162,861
CMO Series 2022-4 Class A1
03/25/2067	4.301%	10,811,568	10,760,413
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	9,386,660	9,447,334
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.449%	7,200,000	7,494,696
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,746,005	3,075,941
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,167,402	1,030,208
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	784,952
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	8,486,913	8,490,523
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,700,151
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,897,142
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	4,972,253	4,919,273
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	3,296,538	3,325,205
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,149,907	7,858,854
CMO Series 2021-RPL4 Class A1
12/27/2060	4.061%	6,163,485	6,088,523
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	4,225,035	4,324,066
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,351,259	2,984,477
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	2,058,140	1,980,841
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.976%	500,661	501,099
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.398%	3,287,686	3,290,903
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	461,067	438,170
CMO Series 2020-1 Class A1
05/25/2065	2.006%	105,330	102,445
CMO Series 2022-2 Class A1
04/25/2067	4.299%	29,130,680	28,948,141
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	19,491	18,442
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.999%	1,842,264	1,853,435
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.249%	7,000,000	7,247,060
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.549%	11,239,535	11,426,955
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.499%	1,994,923	2,017,561
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.749%	16,150,000	16,535,386
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.299%	7,974,168	8,185,874
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.199%	13,734,191	13,713,743
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	3,582,087	3,427,289
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	14,389,645	13,458,227
CMO Series 2022-NQM3 Class A1
04/25/2067	4.348%	30,595,424	29,964,883
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,562,494	1,442,038
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,316,031
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,864,481	4,163,553
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	6,347,491	6,405,633
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	11,968,998	12,004,314
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,341,188
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,036,939	1,958,741
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,569,900
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	3,057,982	2,764,299
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	28,359,087	27,771,986
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,663,220	2,678,259
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	775,483	731,981
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	161,128	152,193
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	248,597	234,973
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	3,223,159	3,149,446
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,434,607
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	665,590	632,978
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,644,782	1,603,241
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.399%	683,349	683,853
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	9,017,574	9,205,561
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	7,370,142	7,507,633
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,377,273	1,260,981
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	11,869,138	11,809,837
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	2,747,592	2,789,894
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	6,491,173	6,404,678
CMO Series 2021-3 Class A1
04/25/2026	4.867%	4,899,354	4,849,666
CMO Series 2021-9 Class A1
10/25/2026	2.363%	10,204,349	10,162,610
PRET LLC(a),(f)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	28,442,022	28,813,708
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	19,636,509	19,947,127
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	8,634,366	8,639,450
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,372,182
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	7,026,940
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,985,582
PRPM LLC(a),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,079,221	2,799,096
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,256,178	5,099,419
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,712,817	1,724,298
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	3,801,546	3,843,679
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.976%	4,574,505	4,632,577
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	3,268,023	3,285,144
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	395,674	383,472
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	2,378,405	2,296,002
CMO Series 2020-2 Class A3
04/25/2060	3.000%	2,440,751	2,412,905
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	587,758	550,997
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,599,282
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,643,769
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	504,645	493,774
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,948,580	1,917,991
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.392%	1,991,459	2,020,988
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.392%	2,295,773	2,356,889
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	19,225,996	19,246,460
VCAT LLC(a),(f)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	140,906	140,488
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	7,319,318	7,215,893
Vericrest Opportunity Loan Transferee XCII LLC(a),(f)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	2,994,063	2,969,716
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	3,279,367	3,243,631
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	4,170,921	4,143,292
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	2,861,702	2,827,467
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	2,338,368	2,341,521
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	11,411,578	11,546,622
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	9,169,034	9,059,064
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,130,277	2,120,108
CMO Series 2022-1 Class A1
01/25/2067	2.724%	20,065,338	18,577,050
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,471,281	2,452,018
CMO Series 2023-6 Class A2
09/25/2068	6.939%	3,637,430	3,688,711
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,437,993	3,470,486
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	16,340,105	16,370,919
CMO Series 2024-1 Class A1
01/25/2069	5.712%	14,906,265	14,968,692
CMO Series 2024-2 Class A1
02/25/2069	6.095%	4,522,871	4,562,493
CMO Series 2024-3 Class A1
04/25/2069	6.338%	12,087,766	12,258,592
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	7,988,177	8,087,482
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,880,570
CMO Series 2020-2 Class A1
05/25/2060	2.226%	67,064	66,613
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	718,440	677,879
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	915,431	864,793
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,032,083	991,866
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	665,396	625,203
CMO Series 2020-1R Class A3
11/25/2055	1.873%	757,151	713,584
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $810,858,244)			789,210,679

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.497%	209,625	210,044
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(j)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.085%	148,607	150,809
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.847%	318,776	318,030
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.097%	150,000	143,625
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.247%	77,667	66,381
UKG, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	114,185	114,429
Total			642,465
Total Senior Loans (Cost $1,010,818)			1,003,318

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
05/15/2047	3.000%	42,800,000	34,420,562
Total U.S. Treasury Obligations (Cost $33,730,933)			34,420,562

Money Market Funds 12.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(k),(l)	1,206,087,399	1,205,846,182
Total Money Market Funds (Cost $1,205,634,840)		1,205,846,182
Total Investments in Securities (Cost: $8,024,444,306)		10,778,121,360
Other Assets & Liabilities, Net		(1,116,162,798)
Net Assets		9,661,958,562
At August 31, 2024, securities and/or cash totaling $21,549,047 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,624	12/2024	USD	525,113,000	—	(3,318,866)
U.S. Treasury 2-Year Note	3,075	12/2024	USD	638,206,644	—	(659,870)
U.S. Treasury 5-Year Note	4,202	12/2024	USD	459,692,236	—	(1,103,770)
U.S. Treasury Ultra Bond	77	12/2024	USD	10,159,188	—	(194,937)
Total					—	(5,277,443)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $1,796,912,807, which represents 18.60% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
(j)
The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	833,279,115	2,785,037,603	(2,412,551,534)	80,998	1,205,846,182	18,037	51,597,535	1,206,087,399
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	695,154,140	—	695,154,140
Commercial Mortgage-Backed Securities - Non-Agency	—	253,579,386	—	253,579,386
Common Stocks
Communication Services	593,038,308	—	—	593,038,308
Consumer Discretionary	410,302,140	—	—	410,302,140
Consumer Staples	354,277,382	—	—	354,277,382
Energy	201,550,261	—	—	201,550,261
Financials	742,820,492	—	—	742,820,492
Health Care	813,132,512	—	—	813,132,512
Industrials	443,498,423	—	—	443,498,423
Information Technology	1,751,090,088	—	—	1,751,090,088
Materials	170,157,001	—	—	170,157,001
Real Estate	78,572,465	—	—	78,572,465
Utilities	105,548,816	—	—	105,548,816
Total Common Stocks	5,663,987,888	—	—	5,663,987,888
Corporate Bonds & Notes	—	787,590,945	—	787,590,945
Exchange-Traded Equity Funds	167,006,586	—	—	167,006,586
Foreign Government Obligations	—	806,649	—	806,649
Residential Mortgage-Backed Securities - Agency	—	1,179,515,025	—	1,179,515,025
Residential Mortgage-Backed Securities - Non-Agency	—	789,210,679	—	789,210,679
Senior Loans	—	1,003,318	—	1,003,318
U.S. Treasury Obligations	—	34,420,562	—	34,420,562
Money Market Funds	1,205,846,182	—	—	1,205,846,182
Total Investments in Securities	7,036,840,656	3,741,280,704	—	10,778,121,360
Investments in Derivatives
Liability
Futures Contracts	(5,277,443)	—	—	(5,277,443)
Total	7,031,563,213	3,741,280,704	—	10,772,843,917
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,818,809,466)	$9,572,275,178
Affiliated issuers (cost $1,205,634,840)	1,205,846,182
Receivable for:
Investments sold	4,078,194
Investments sold on a delayed delivery basis	69,567,540
Capital shares sold	3,631,666
Dividends	12,309,275
Interest	19,587,284
Foreign tax reclaims	2,130
Prepaid expenses	58,187
Deferred compensation of board members	491,229
Total assets	10,887,846,865
Liabilities
Due to custodian	23,286
Payable for:
Investments purchased on a delayed delivery basis	1,217,373,516
Capital shares redeemed	3,990,354
Variation margin for futures contracts	2,756,508
Management services fees	148,257
Distribution and/or service fees	57,468
Transfer agent fees	693,135
Compensation of board members	10,760
Other expenses	181,704
Deferred compensation of board members	653,315
Total liabilities	1,225,888,303
Net assets applicable to outstanding capital stock	$9,661,958,562
Represented by
Paid in capital	6,387,399,274
Total distributable earnings (loss)	3,274,559,288
Total - representing net assets applicable to outstanding capital stock	$9,661,958,562
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024
Class A
Net assets	$3,963,580,207
Shares outstanding	73,262,424
Net asset value per share	$54.10
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$57.40
Advisor Class
Net assets	$439,981,010
Shares outstanding	8,049,168
Net asset value per share	$54.66
Class C
Net assets	$1,042,623,031
Shares outstanding	19,389,869
Net asset value per share	$53.77
Institutional Class
Net assets	$2,747,696,000
Shares outstanding	50,905,880
Net asset value per share	$53.98
Institutional 2 Class
Net assets	$486,988,680
Shares outstanding	9,014,668
Net asset value per share	$54.02
Institutional 3 Class
Net assets	$820,549,052
Shares outstanding	15,004,691
Net asset value per share	$54.69
Class R
Net assets	$160,540,582
Shares outstanding	2,967,735
Net asset value per share	$54.10
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$70,725,751
Dividends — affiliated issuers	51,597,535
Interest	121,999,015
Interfund lending	26,420
Foreign taxes withheld	(336,801)
Total income	244,011,920
Expenses:
Management services fees	49,197,184
Distribution and/or service fees
Class A	8,895,395
Class C	10,375,616
Class R	706,688
Transfer agent fees
Class A	3,221,585
Advisor Class	349,905
Class C	939,928
Institutional Class	2,159,224
Institutional 2 Class	229,768
Institutional 3 Class	48,242
Class R	127,962
Custodian fees	76,387
Printing and postage fees	347,687
Registration fees	247,432
Accounting services fees	43,999
Legal fees	103,364
Interest on collateral	12,336
Compensation of chief compliance officer	1,554
Compensation of board members	101,506
Deferred compensation of board members	44,572
Other	137,574
Total expenses	77,367,908
Expense reduction	(1,080)
Total net expenses	77,366,828
Net investment income	166,645,092
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	543,803,707
Investments — affiliated issuers	18,037
Foreign currency translations	1,783
Futures contracts	18,188,064
Net realized gain	562,011,591
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	880,101,379
Investments — affiliated issuers	80,998
Futures contracts	(9,175,932)
Net change in unrealized appreciation (depreciation)	871,006,445
Net realized and unrealized gain	1,433,018,036
Net increase in net assets resulting from operations	$1,599,663,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$166,645,092	$123,710,740
Net realized gain (loss)	562,011,591	(21,476,954)
Net change in unrealized appreciation (depreciation)	871,006,445	611,830,871
Net increase in net assets resulting from operations	1,599,663,128	714,064,657
Distributions to shareholders
Net investment income and net realized gains
Class A	(63,890,210)	(151,598,393)
Advisor Class	(7,772,007)	(16,366,002)
Class C	(11,453,347)	(49,203,951)
Institutional Class	(48,432,083)	(106,371,782)
Institutional 2 Class	(8,579,191)	(17,896,926)
Institutional 3 Class	(15,463,234)	(32,783,519)
Class R	(2,195,845)	(5,538,146)
Total distributions to shareholders	(157,785,917)	(379,758,719)
Increase (decrease) in net assets from capital stock activity	250,004,706	(207,709,778)
Total increase in net assets	1,691,881,917	126,596,160
Net assets at beginning of year	7,970,076,645	7,843,480,485
Net assets at end of year	$9,661,958,562	$7,970,076,645
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	11,895,493	583,528,143	9,889,780	427,053,306
Distributions reinvested	1,257,867	61,115,591	3,433,923	144,182,959
Shares redeemed	(10,864,020)	(533,856,758)	(12,517,474)	(536,105,993)
Net increase	2,289,340	110,786,976	806,229	35,130,272
Advisor Class
Shares sold	1,747,432	86,631,508	1,380,704	60,447,868
Distributions reinvested	158,313	7,770,191	385,563	16,360,955
Shares redeemed	(1,362,287)	(67,851,351)	(1,814,698)	(78,332,853)
Net increase (decrease)	543,458	26,550,348	(48,431)	(1,524,030)
Class C
Shares sold	4,033,982	196,039,524	3,071,533	132,829,863
Distributions reinvested	231,821	11,143,123	1,145,341	47,683,439
Shares redeemed	(8,025,125)	(391,561,391)	(9,072,273)	(388,335,030)
Net decrease	(3,759,322)	(184,378,744)	(4,855,399)	(207,821,728)
Institutional Class
Shares sold	12,001,668	587,567,583	8,067,723	348,851,453
Distributions reinvested	846,607	41,061,796	2,182,350	91,453,065
Shares redeemed	(8,335,215)	(406,655,217)	(11,726,716)	(501,126,432)
Net increase (decrease)	4,513,060	221,974,162	(1,476,643)	(60,821,914)
Institutional 2 Class
Shares sold	2,673,155	132,001,477	2,657,821	114,514,298
Distributions reinvested	176,733	8,576,907	426,525	17,889,108
Shares redeemed	(2,034,198)	(98,703,030)	(2,472,914)	(105,318,869)
Net increase	815,690	41,875,354	611,432	27,084,537
Institutional 3 Class
Shares sold	2,865,734	142,852,545	3,019,530	132,328,830
Distributions reinvested	287,722	14,125,249	681,459	28,931,123
Shares redeemed	(2,644,451)	(132,123,689)	(3,862,364)	(169,612,515)
Net increase (decrease)	509,005	24,854,105	(161,375)	(8,352,562)
Class R
Shares sold	558,000	27,782,637	484,049	20,892,199
Distributions reinvested	44,380	2,156,426	129,339	5,427,366
Shares redeemed	(430,993)	(21,596,558)	(413,850)	(17,723,918)
Net increase	171,387	8,342,505	199,538	8,595,647
Total net increase (decrease)	5,082,618	250,004,706	(4,924,649)	(207,709,778)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$45.94	0.93	8.12	9.05	(0.89)	—	(0.89)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Year Ended 8/31/2020	$42.24	0.53	6.67	7.20	(0.63)	(1.08)	(1.71)
Advisor Class
Year Ended 8/31/2024	$46.40	1.07	8.20	9.27	(1.01)	—	(1.01)
Year Ended 8/31/2023	$44.39	0.82	3.49	4.31	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$55.42	0.52	(6.79)	(6.27)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$48.13	0.49	9.27	9.76	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.58	0.64	6.72	7.36	(0.73)	(1.08)	(1.81)
Class C
Year Ended 8/31/2024	$45.67	0.56	8.07	8.63	(0.53)	—	(0.53)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Year Ended 8/31/2020	$42.08	0.21	6.65	6.86	(0.30)	(1.08)	(1.38)
Institutional Class
Year Ended 8/31/2024	$45.83	1.05	8.11	9.16	(1.01)	—	(1.01)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Year Ended 8/31/2020	$42.17	0.64	6.65	7.29	(0.73)	(1.08)	(1.81)
Institutional 2 Class
Year Ended 8/31/2024	$45.87	1.07	8.10	9.17	(1.02)	—	(1.02)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Year Ended 8/31/2020	$42.20	0.66	6.65	7.31	(0.75)	(1.08)	(1.83)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$54.10	19.93%	0.92% (c)	0.92% (c),(d)	1.90%	200%	$3,963,580
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Year Ended 8/31/2021	$54.93	20.72%	0.93% (c)	0.93% (c),(d)	0.71%	124%	$3,553,866
Year Ended 8/31/2020	$47.73	17.59%	0.95%	0.95% (d)	1.23%	140%	$2,954,559
Advisor Class
Year Ended 8/31/2024	$54.66	20.23%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$439,981
Year Ended 8/31/2023	$46.40	10.26%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$348,301
Year Ended 8/31/2022	$44.39	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$335,333
Year Ended 8/31/2021	$55.42	21.03%	0.68% (c)	0.68% (c),(d)	0.95%	124%	$382,964
Year Ended 8/31/2020	$48.13	17.89%	0.70%	0.70% (d)	1.48%	140%	$253,954
Class C
Year Ended 8/31/2024	$53.77	19.03%	1.67% (c)	1.67% (c),(d)	1.14%	200%	$1,042,623
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Year Ended 8/31/2021	$54.68	19.82%	1.68% (c)	1.68% (c),(d)	(0.04% )	124%	$1,616,952
Year Ended 8/31/2020	$47.56	16.73%	1.70%	1.70% (d)	0.48%	140%	$1,512,696
Institutional Class
Year Ended 8/31/2024	$53.98	20.25%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$2,747,696
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Year Ended 8/31/2021	$54.83	21.01%	0.68% (c)	0.68% (c),(d)	0.96%	124%	$2,458,182
Year Ended 8/31/2020	$47.65	17.90%	0.70%	0.70% (d)	1.48%	140%	$1,876,178
Institutional 2 Class
Year Ended 8/31/2024	$54.02	20.27%	0.64% (c)	0.64% (c)	2.18%	200%	$486,989
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Year Ended 8/31/2021	$54.87	21.07%	0.64% (c)	0.64% (c)	1.00%	124%	$447,431
Year Ended 8/31/2020	$47.68	17.95%	0.65%	0.65%	1.52%	140%	$286,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2024	$46.42	1.11	8.21	9.32	(1.05)	—	(1.05)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
Year Ended 8/31/2020	$42.60	0.68	6.72	7.40	(0.77)	(1.08)	(1.85)
Class R
Year Ended 8/31/2024	$45.94	0.81	8.12	8.93	(0.77)	—	(0.77)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Year Ended 8/31/2020	$42.23	0.42	6.68	7.10	(0.52)	(1.08)	(1.60)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Balanced Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2024	$54.69	20.35%	0.59% (c)	0.59% (c)	2.23%	200%	$820,549
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
Year Ended 8/31/2021	$55.44	21.13%	0.59% (c)	0.59% (c)	1.05%	124%	$723,074
Year Ended 8/31/2020	$48.15	18.00%	0.61%	0.61%	1.56%	140%	$573,567
Class R
Year Ended 8/31/2024	$54.10	19.63%	1.17% (c)	1.17% (c),(d)	1.65%	200%	$160,541
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Year Ended 8/31/2021	$54.92	20.40%	1.18% (c)	1.18% (c),(d)	0.47%	124%	$143,562
Year Ended 8/31/2020	$47.73	17.32%	1.20%	1.20% (d)	0.98%	140%	$134,948
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares, which commenced operations on October 2, 2024. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well.

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Notes to Financial Statements (continued)
August 31, 2024
For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates . These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,277,443 *

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Notes to Financial Statements (continued)
August 31, 2024
*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	18,188,064

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(9,175,932)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,117,050,344
Futures contracts — short	24,139,205
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
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Notes to Financial Statements (continued)
August 31, 2024
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.5685% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,080.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,971,675
Class C	—	1.00 (b)	72,132

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024 (%)	Prior to January 1, 2024 (%)
Class A	1.03	1.08
Advisor Class	0.78	0.83
Class C	1.78	1.83
Institutional Class	0.78	0.83
Institutional 2 Class	0.75	0.80
Institutional 3 Class	0.70	0.75
Class R	1.28	1.33
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, trustees’ deferred compensation, foreign currency transactions and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
42,919	(21,141,919)	21,099,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
157,785,917	—	157,785,917	111,946,209	267,812,510	379,758,719
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
38,461,063	517,740,393	—	2,719,011,148
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
8,053,832,769	2,783,192,189	(64,181,041)	2,719,011,148
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	24,438,463
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,594,704,849 and $17,572,927,517, respectively, for the year ended August 31, 2024, of which $13,463,148,849 and $13,346,730,820, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,386,364	5.87	22
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the
Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 37.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Balanced Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Balanced Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Balanced Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Balanced Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
41.62%	36.39%	$565,781,363
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Balanced Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Balanced Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Balanced Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Balanced Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN120_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024